Acquisition of subsidiary (Details) - Schedule of indicative of future consolidated results - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Schedule of indicative of future consolidated results [Abstract]
Revenue	$ 58,222,292	$ 55,822,617
Operating costs and expenses	57,707,072	56,843,320
Income (loss) from operations	515,220	(1,020,703)
Other income	1,931,990	389,358
Income tax expense	(336,486)	(28,538)
Net income (loss)	$ 2,110,724	$ (659,883)